SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT UNDER NON-CANCELLABLE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Remaining for 2024	$ 39,341
Remaining for 2024	112,126
2024	157,837	$ 121,726
2024	448,505	448,505
2025	159,282	121,726
2025	270,395	448,505
2026	110,063	121,726
2026	202,970	270,395
2027 and thereafter	111,788
2027 and thereafter
Total undiscounted cash flows	578,311	436,185
Total undiscounted cash flows	1,033,996	1,370,375
Less discounting	(78,462)	(58,476)
Less discounting	(103,209)	(169,445)
Present value of lease liabilities	499,849	377,709
Present value of lease liabilities	$ 930,787	1,200,930
2027 and thereafter		71,007
2027 and thereafter		$ 202,970